Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Accrued Expenses

	2021	2020
	RMB million	RMB million
Repairs and maintenance	5,477	5,268
Salaries and welfare	4,457	4,328
Landing and navigation fees	1,855	2,121
Jet fuel costs	1,524	961
Computer reservation services	457	575
Provision for major overhauls (Note 45)	124	426
Air catering expenses	75	74
Interest expense	—	512
Others	1,510	1,655

	15,479	15,920